SHAREHOLDERS' EQUITY - Warrants (Details) - Redeemable warrants	9 Months Ended
Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating Market Value | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days